PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Credit Commitments and Lines of Credit (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Credit Commitments
Credit commitments	$ 968,296	$ 888,661
Commercial and similar letters of credit
Credit Commitments
Credit commitments	5,736	6,102
One-to four-family residential mortgages
Credit Commitments
Credit commitments	2,838	3,196
Revolving open-end loans secured by one-to four-family residential properties
Credit Commitments
Credit commitments	13,405	14,726
Commercial real estate, construction and land development
Credit Commitments
Credit commitments	10,781	10,522
Credit card lines
Credit Commitments
Credit commitments	664,335	573,057
Commercial and other consumer loan commitments
Credit Commitments
Credit commitments	259,934	271,076
Other commitments and contingencies
Credit Commitments
Credit commitments	11,267	$ 9,982
U.S.
Credit Commitments
Credit commitments	762,029
U.S. | Commercial and similar letters of credit
Credit Commitments
Credit commitments	1,103
U.S. | One-to four-family residential mortgages
Credit Commitments
Credit commitments	1,166
U.S. | Revolving open-end loans secured by one-to four-family residential properties
Credit Commitments
Credit commitments	11,912
U.S. | Commercial real estate, construction and land development
Credit Commitments
Credit commitments	9,281
U.S. | Credit card lines
Credit Commitments
Credit commitments	569,747
U.S. | Commercial and other consumer loan commitments
Credit Commitments
Credit commitments	166,433
U.S. | Other commitments and contingencies
Credit Commitments
Credit commitments	2,387
Outside U.S.
Credit Commitments
Credit commitments	206,267
Outside U.S. | Commercial and similar letters of credit
Credit Commitments
Credit commitments	4,633
Outside U.S. | One-to four-family residential mortgages
Credit Commitments
Credit commitments	1,672
Outside U.S. | Revolving open-end loans secured by one-to four-family residential properties
Credit Commitments
Credit commitments	1,493
Outside U.S. | Commercial real estate, construction and land development
Credit Commitments
Credit commitments	1,500
Outside U.S. | Credit card lines
Credit Commitments
Credit commitments	94,588
Outside U.S. | Commercial and other consumer loan commitments
Credit Commitments
Credit commitments	93,501
Outside U.S. | Other commitments and contingencies
Credit Commitments
Credit commitments	$ 8,880